Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 150,847	$ 131,768	$ 174,343
Capital expenditures	(29,324)	(35,252)	(29,592)
Business combinations, net of cash acquired	(2,257)	(5,900)	(3,664)
Other sources/(uses) - net	235	468	(858)
Net cash used by investing activities	(31,346)	(40,684)	(34,114)
Purchases of treasury stock	(92,911)	(60,624)	(143,970)
Capital stock surrendered to pay taxes on stock-based compensation	(5,348)	(4,098)	(3,916)
Dividends paid to shareholders	(14,148)	(13,026)	(12,538)
Proceeds from exercise of stock options	17,122	12,310	8,036
Realized excess tax benefit on share based compensation	3,982	3,435	3,854
Debt issuance costs	(1,108)		(2,657)
Changes in cash overdrafts payable	(11,415)	1,924	(826)
Other sources - net	(788)	445	(48)
Net cash used by financing activities	(104,614)	(59,634)	(152,065)
Increase/(decrease) in cash and cash equivalents	14,887	31,450	(11,836)
Cash and cash equivalents at beginning of year	69,531	38,081	49,917
Cash and cash equivalents at end of period	84,418	69,531	38,081
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	9,592	5,267	12,444
Capital expenditures	(160)	(285)	(73)
Other sources/(uses) - net	(66)	178	(191)
Net cash used by investing activities	(226)	(107)	(264)
Purchases of treasury stock	(92,911)	(60,624)	(143,970)
Capital stock surrendered to pay taxes on stock-based compensation	(5,348)	(4,098)	(3,916)
Dividends paid to shareholders	(14,148)	(13,026)	(12,538)
Proceeds from exercise of stock options	17,122	12,310	8,036
Realized excess tax benefit on share based compensation	3,982	3,435	3,854
Debt issuance costs	(1,108)		(2,657)
Changes in cash overdrafts payable	4,578	(5,338)	9
Change in intercompany accounts	106,082	85,935	126,040
Other sources - net	48	118	108
Net cash used by financing activities	18,297	18,712	(25,034)
Increase/(decrease) in cash and cash equivalents	27,663	23,872	(12,854)
Cash and cash equivalents at beginning of year	56,342	32,470	45,324
Cash and cash equivalents at end of period	84,005	56,342	32,470
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	138,580	123,431	158,159
Capital expenditures	(28,272)	(33,944)	(28,145)
Business combinations, net of cash acquired	(2,257)	(5,900)	(3,664)
Other sources/(uses) - net	255	312	(730)
Net cash used by investing activities	(30,274)	(39,532)	(32,539)
Changes in cash overdrafts payable	(15,993)	7,262	(835)
Change in intercompany accounts	(105,764)	(85,065)	(124,636)
Net cash used by financing activities	(121,757)	(77,803)	(125,471)
Increase/(decrease) in cash and cash equivalents	(13,451)	6,096	149
Cash and cash equivalents at beginning of year	4,674	(1,422)	(1,571)
Cash and cash equivalents at end of period	(8,777)	4,674	(1,422)
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	2,675	3,070	3,740
Capital expenditures	(892)	(1,023)	(1,374)
Other sources/(uses) - net	46	(22)	63
Net cash used by investing activities	(846)	(1,045)	(1,311)
Change in intercompany accounts	(318)	(870)	(1,404)
Other sources - net	(836)	327	(156)
Net cash used by financing activities	(1,154)	(543)	(1,560)
Increase/(decrease) in cash and cash equivalents	675	1,482	869
Cash and cash equivalents at beginning of year	8,515	7,033	6,164
Cash and cash equivalents at end of period	$ 9,190	$ 8,515	$ 7,033